STOCKHOLDERS' DEFICIT	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
STOCKHOLDERS' DEFICIT
Note 4- STOCKHOLDERS' DEFICIT

NOTE 4 – STOCKHOLDERS' DEFICIT

Common Stock

As of December 31, 2020 and September 30, 2021 we had 29,270,502 shares of common stock outstanding and 100,000,000 shares of common stock authorized. Holders of shares of common stock have the right to cast one vote for each share of common stock in their name on the books of our company, whether represented in person or by proxy, on all matters submitted to a vote of holders of common stock, including election of directors. There is no right to cumulative voting in election of directors. Except where a greater requirement is provided by statute, by our certificate of incorporation, or by our bylaws, the presence, in person or by proxy duly authorized, of the one or more holders of a majority of the outstanding shares of our common stock constitutes a quorum for the transaction of business. The vote by the holders of a majority of outstanding shares is required to effect certain fundamental corporate changes such as liquidation, merger, or amendment of our certificate of incorporation.

There are no restrictions in our certificate of incorporation or bylaws that prevent us from declaring dividends. We have not declared any dividends, and we do not plan to declare any dividends in the foreseeable future.

Holders of shares of our common stock are not entitled to preemptive or subscription or conversion rights, and no redemption or sinking fund provisions are applicable to our common stock. All outstanding shares of common stock are fully paid and non-assessable.

Preferred Stock

Our Board of Directors also has the authority to designate the rights and preferences, including but not limited to the voting rights, redemption rights, conversion rights and right to payment of dividends, of our preferred stock. Under our certificate of incorporation, we have 10,000,000 authorized shares of “blank check” preferred. No such shares have been issued to date.

NOTE 4 – STOCKHOLDERS’ EQUITY/DEFICIT As of December 31, 2020, the Company did not have a stockholders’ deficit. Stockholders’ equity as of December 31, 2020, was $5,286,620.